INCOME TAXES (Details) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Income taxes [Abstract]
Statutory income tax rate	0.00%
Effective income tax rate	5.70%	9.10%
Withholding tax expense	$ 25